Selling Expenses (Tables)	12 Months Ended
Mar. 31, 2025
Selling Expenses [Abstract]
Schedule of Selling Expenses
	For the years ended March 31,
	2023	2024	2025
	USD	USD	USD
Commission expenses	214,057	160,690	318,780
Payroll expenses	1,427,750	1,334,551	1,437,423
Marketing and Promotion expenses	34,497	269,711	501,979
Transportation expenses	374,557	208,297	276,917
Share based compensation	—	—	654,595
Others	119,709	95,253	128,724
	2,170,570	2,068,502	3,318,418